Contingencies (Tables)	12 Months Ended
Sep. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Future minimum non-cancelable lease payments
Future minimum non-cancelable lease payments based on the Company’s contractual obligations as of September 30, 2013 are as follows:

For the year ended September 30,
2014	$63,797
2015	46,730
2016	42,454
2017	34,833
2018	30,140
Thereafter	66,257

$284,211